Trade and Other Receivables - Schedule of Currency Profiles of the Group’s Trade and Other Receivables (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Currency Profiles of the Group’s Trade and Other Receivables [Line Items]
Trade and other receivables	$ 11,512,956	$ 1,479,187	$ 9,106,174
Hong Kong Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Receivables [Line Items]
Trade and other receivables	11,199,095	1,438,862	9,064,704
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Receivables [Line Items]
Trade and other receivables	$ 313,861	$ 40,325	$ 41,470